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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21308

Alger Global Growth Fund

__________________________________________________________________
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York 10003

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1. Schedule of Investments.

ALGER GLOBAL GROWTH FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—95.3%	SHARES	VALUE
BERMUDA—0.6%
HOTELS RESORTS & CRUISE LINES—0.6%
Norwegian Cruise Line Holdings Ltd.*	4,000	$181,480
(Cost $230,629)
BRAZIL—0.4%
INDUSTRIAL MACHINERY—0.4%
WEG SA	30,300	117,273
(Cost $172,691)
CHINA—3.2%
INDUSTRIAL CONGLOMERATES—0.6%
China Everbright International Ltd.	185,000	196,499
INTERNET SOFTWARE & SERVICES—2.3%
Alibaba Group Holding Ltd.#*	3,672	246,134
Tencent Holdings Ltd.	24,285	456,244
		702,378
REAL ESTATE DEVELOPMENT—0.3%
China Overseas Land & Investment Ltd.	34,000	99,558
TOTAL CHINA
(Cost $826,745)		998,435
DENMARK—0.3%
BIOTECHNOLOGY—0.3%
Bavarian Nordic A/S*	2,000	83,882
(Cost $104,071)
FRANCE—2.3%
BIOTECHNOLOGY—0.2%
DBV Technologies SA#*	2,120	55,099
DIVERSIFIED BANKS—0.8%
BNP Paribas SA	5,000	236,914
INTEGRATED OIL & GAS—1.0%
TOTAL SA	6,750	299,910
INTERNET SOFTWARE & SERVICES—0.3%
Criteo SA#*	2,500	73,950
TOTAL FRANCE
(Cost $797,255)		665,873
GERMANY—1.8%
AUTOMOBILE MANUFACTURERS—0.7%
Bayerische Motoren Werke AG	1,200	99,965
Daimler AG	1,600	112,048
		212,013
HEALTH CARE SERVICES—0.5%
Fresenius Medical Care AG & Co.	1,700	151,013
INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Deutsche Telekom AG	10,648	185,455
TOTAL GERMANY
(Cost $610,485)		548,481
INDIA—1.3%
AUTO PARTS & EQUIPMENT—0.7%
Motherson Sumi Systems Ltd.	49,802	198,031

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) January 31, 2016

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDIA—(CONT.)
DIVERSIFIED BANKS—0.6%
Axis Bank Ltd.	29,508	$179,530
TOTAL INDIA
(Cost $482,626)		377,561
ISRAEL—0.8%
PHARMACEUTICALS—0.8%
Teva Pharmaceutical Industries Ltd.#	3,800	233,624
(Cost $240,568)
ITALY—0.9%
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Azimut Holding SpA	10,258	216,048
DIVERSIFIED BANKS—0.2%
Intesa Sanpaolo SpA	20,000	56,996
TOTAL ITALY
(Cost $326,709)		273,044
JAPAN—5.5%
AUTOMOBILE MANUFACTURERS—1.4%
Toyota Motor Corp.	7,000	421,624
DIVERSIFIED BANKS—0.9%
Mitsubishi UFJ Financial Group, Inc.	53,000	271,790
DIVERSIFIED REAL ESTATE ACTIVITIES—0.6%
Mitsui Fudosan Co., Ltd.	7,861	185,063
ELECTRONIC COMPONENTS—0.8%
Murata Manufacturing Co., Ltd.	1,951	225,677
ELECTRONIC EQUIPMENT MANUFACTURERS—0.5%
Horiba Ltd.	4,500	160,194
LIFE & HEALTH INSURANCE—0.8%
Japan Post Holdings Co., Ltd.*	19,000	250,330
TOBACCO—0.5%
Japan Tobacco, Inc.	3,750	146,870
TOTAL JAPAN
(Cost $1,765,323)		1,661,548
MEXICO—1.2%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.6%
Corp Inmobiliaria Vesta SAB de CV	132,105	189,494
GAS UTILITIES—0.6%
Infraestructura Energetica Nova SAB de CV	41,900	164,611
TOTAL MEXICO
(Cost $460,928)		354,105
NETHERLANDS—1.4%
DIVERSIFIED BANKS—0.4%
ING Groep NV	12,000	136,739
PERSONAL PRODUCTS—0.3%
Unilever NV	2,000	88,613
SEMICONDUCTORS—0.7%
NXP Semiconductors NV*	2,700	201,906
TOTAL NETHERLANDS
(Cost $515,181)		427,258

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) January 31, 2016

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHILIPPINES—0.6%
PACKAGED FOODS & MEATS—0.6%
Universal Robina Corp.	42,440	$172,421
(Cost $175,641)
SOUTH AFRICA—0.4%
PHARMACEUTICALS—0.4%
Aspen Pharmacare Holdings Ltd.	7,813	133,068
(Cost $211,907)
SOUTH KOREA—1.2%
INTERNET SOFTWARE & SERVICES—0.7%
NAVER Corp.	381	199,358
SEMICONDUCTORS—0.5%
Samsung Electronics Co., Ltd.	156	149,772
TOTAL SOUTH KOREA
(Cost $421,913)		349,130
SWITZERLAND—3.7%
IT CONSULTING & OTHER SERVICES—0.6%
Luxoft Holding, Inc.*	2,285	171,558
PACKAGED FOODS & MEATS—1.5%
Nestle SA	6,000	441,970
PROPERTY & CASUALTY INSURANCE—1.6%
Chubb Ltd.	4,200	474,894
TOTAL SWITZERLAND
(Cost $1,017,863)		1,088,422
UNITED KINGDOM—5.7%
HOUSEHOLD PRODUCTS—1.0%
Reckitt Benckiser Group PLC.	3,474	308,992
INTEGRATED OIL & GAS—0.8%
BP PLC.	46,000	248,419
MULTI-UTILITIES—0.7%
National Grid PLC.	14,000	197,249
PHARMACEUTICALS—0.6%
Shire PLC.	3,000	168,282
TOBACCO—1.9%
British American Tobacco PLC.	4,900	273,055
Imperial Brands PLC.	5,500	297,811
		570,866
TRADING COMPANIES & DISTRIBUTORS—0.7%
Ashtead Group PLC.	16,005	206,476
TOTAL UNITED KINGDOM
(Cost $1,760,103)		1,700,284
UNITED STATES—64.0%
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	1,969	827
AEROSPACE & DEFENSE—1.8%
Hexcel Corp.	2,200	91,036
Honeywell International, Inc.	1,700	175,440
Lockheed Martin Corp.	1,300	274,300
		540,776

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) January 31, 2016

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED STATES—(CONT.)
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc., Cl. B	1,550	$144,460
AIRLINES—0.5%
United Continental Holdings, Inc.*	3,000	144,840
APPLICATION SOFTWARE—0.8%
Adobe Systems, Inc.*	1,200	106,956
Mobileye NV*	1,442	39,122
salesforce.com, inc.*	1,500	102,090
		248,168
AUTO PARTS & EQUIPMENT—0.6%
Delphi Automotive PLC.	3,000	194,820
BIOTECHNOLOGY—1.5%
Celgene Corp.*	1,200	120,384
Gilead Sciences, Inc.	1,500	124,500
Vertex Pharmaceuticals, Inc.*	2,300	208,725
		453,609
CABLE & SATELLITE—1.3%
Comcast Corporation, Cl. A	7,150	398,327
CONSTRUCTION MATERIALS—0.5%
Martin Marietta Materials, Inc.	1,300	163,254
DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Sabre Corp.	4,000	102,440
DIVERSIFIED BANKS—1.0%
Wells Fargo & Co.	6,000	301,380
DRUG RETAIL—0.8%
CVS Caremark Corp.	2,400	231,816
ELECTRIC UTILITIES—1.4%
NextEra Energy, Inc.	3,800	424,498
FOOD RETAIL—1.0%
The Kroger Co.	8,000	310,480
GENERAL MERCHANDISE STORES—0.9%
Dollar General Corp.	3,500	262,710
HEALTH CARE EQUIPMENT—1.6%
DexCom, Inc.*	750	53,460
Medtronic PLC.	2,000	151,840
STERIS PLC.	4,000	276,960
		482,260
HEALTH CARE FACILITIES—1.5%
Amsurg Corp.*	3,000	219,570
HCA Holdings, Inc.*	3,500	243,530
		463,100
HOME IMPROVEMENT RETAIL—1.0%
The Home Depot, Inc.	2,300	289,248
HOMEBUILDING—0.5%
Toll Brothers, Inc.*	5,400	149,148
HOUSEWARES & SPECIALTIES—0.4%
Newell Rubbermaid, Inc.	3,000	116,340
INDUSTRIAL CONGLOMERATES—1.4%
Danaher Corp.	1,700	147,305

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) January 31, 2016

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED STATES—(CONT.)
INDUSTRIAL CONGLOMERATES—(CONT.)
General Electric Co.	9,207	$267,923
		415,228
INDUSTRIAL GASES—0.4%
Air Products & Chemicals, Inc.	1,000	126,710
INTEGRATED OIL & GAS—3.4%
Chevron Corp.	4,000	345,880
Exxon Mobil Corp.	8,100	630,585
Hess Corp.	1,000	42,500
		1,018,965
INTEGRATED TELECOMMUNICATION SERVICES—3.8%
AT&T, Inc.	20,000	721,200
Verizon Communications, Inc.	8,500	424,745
		1,145,945
INTERNET RETAIL—1.0%
Amazon.com, Inc.*	500	293,500
INTERNET SOFTWARE & SERVICES—5.1%
Alphabet, Inc., Cl. C*	1,121	832,847
Facebook, Inc., Cl. A*	6,000	673,260
Palantir Technologies, Inc., Cl. A*,@	3,176	32,078
		1,538,185
INVESTMENT BANKING & BROKERAGE—0.7%
Morgan Stanley	8,000	207,040
LEISURE PRODUCTS—0.7%
Coach, Inc.	6,000	222,300
LIFE SCIENCES TOOLS & SERVICES—0.7%
Thermo Fisher Scientific, Inc.	1,500	198,090
MANAGED HEALTH CARE—3.0%
Aetna, Inc.	4,100	417,544
UnitedHealth Group, Inc.	4,200	483,672
		901,216
MULTI-SECTOR HOLDINGS—2.2%
Berkshire Hathaway Inc., Cl. B*	5,000	648,850
MULTI-UTILITIES—3.5%
Alliant Energy Corp.	3,000	196,020
CMS Energy Corp.	8,000	311,040
NiSource, Inc.	12,500	262,625
WEC Energy Group, Inc.	5,400	298,242
		1,067,927
OIL & GAS EXPLORATION & PRODUCTION—0.6%
Anadarko Petroleum Corp.	2,500	97,725
EOG Resources, Inc.	1,000	71,020
		168,745
OTHER DIVERSIFIED FINANCIAL SERVICES—1.2%
Bank of America Corp.	12,000	169,680
Citigroup, Inc.	4,500	191,610
		361,290
PACKAGED FOODS & MEATS—0.9%
The Kraft Heinz Co.	3,600	281,016

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) January 31, 2016

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED STATES—(CONT.)
PHARMACEUTICALS—3.1%
Allergan PLC.*	900	$255,987
Bristol-Myers Squibb Co.	8,800	547,008
Eli Lilly & Co.	1,750	138,425
		941,420
RESTAURANTS—0.4%
McDonald's Corp.	1,000	123,780
SECURITY & ALARM SERVICES—0.3%
Tyco International PLC.	2,685	92,337
SEMICONDUCTORS—1.0%
Avago Technologies Ltd.*	1,350	180,509
Microsemi Corp.*	4,000	126,800
		307,309
SOFT DRINKS—1.3%
PepsiCo, Inc.	4,000	397,200
SPECIALIZED CONSUMER SERVICES—1.0%
ServiceMaster Global Holdings, Inc.*	7,000	295,470
SPECIALTY CHEMICALS—1.1%
PPG Industries, Inc.	1,500	142,680
The Sherwin-Williams Co.	700	178,969
		321,649
SPECIALTY STORES—0.7%
Signet Jewelers Ltd.	1,900	220,400
SYSTEMS SOFTWARE—2.4%
Microsoft Corp.	9,000	495,810
Symantec Corp.	5,000	99,200
TubeMogul, Inc.*	10,000	112,700
		707,710
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.8%
Apple, Inc.	8,500	827,390
TOBACCO—2.3%
Altria Group, Inc.	11,100	678,321
TRADING COMPANIES & DISTRIBUTORS—1.1%
HD Supply Holdings, Inc.*	13,000	341,510
TOTAL UNITED STATES
(Cost $18,750,640)		19,272,004
TOTAL COMMON STOCKS
(Cost $28,871,278)		28,637,893
PREFERRED STOCKS—1.3%	SHARES	VALUE
UNITED STATES—1.3%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	16,980	7,132
Choicestream, Inc., Cl. B*,@,(a)	36,618	15,379
		22,511
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc.*,@,(a)	33,858	153,038
INTERNET SOFTWARE & SERVICES—0.5%
Palantir Technologies, Inc., Cl. B*,@	12,951	130,805

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) January 31, 2016

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
UNITED STATES—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
Palantir Technologies, Inc., Cl. D*,@	1,687	$17,039
		147,844
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	1,728	65,111
TOTAL UNITED STATES
(Cost $340,541)		388,504
TOTAL PREFERRED STOCKS
(Cost $340,541)		388,504
REAL ESTATE INVESTMENT TRUST—1.3%	SHARES	VALUE
UNITED STATES—1.3%
MORTGAGE—1.3%
Blackstone Mortgage Trust, Inc., Cl. A	15,500	384,090
(Cost $438,531)
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
UNITED STATES—0.2%
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	55,986	55,986
(Cost $55,986)
Total Investments
(Cost $29,706,336)(b)	98.1%	29,466,473
Other Assets in Excess of Liabilities	1.9%	577,478
NET ASSETS	100.0%	$30,043,951

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2016
Choicestream, Inc.	3/14/14	$571	0.00%	$827	0.00%
Choicestream, Inc., Cl. A	12/17/13	13,579	0.03%	7,132	0.02%
Choicestream, Inc., Cl. B	7/10/14	21,971	0.05%	15,379	0.05%
Intarcia Therapeutics, Inc.	3/27/14	55,970	0.14%	65,111	0.22%
JS Kred SPV I, LLC.	6/26/15	55,986	0.15%	55,986	0.19%
Palantir Technologies, Inc., Cl. A	10/07/14	20,666	0.05%	32,078	0.11%
Palantir Technologies, Inc., Cl. B	10/07/14	85,521	0.22%	130,805	0.43%
Palantir Technologies, Inc., Cl. D	10/14/14	11,139	0.03%	17,039	0.06%
Prosetta Biosciences, Inc.	2/06/15	152,361	0.40%	153,038	0.51%
Total				$477,395	1.59%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $29,706,336, amounted to $239,863 which consisted of aggregate gross unrealized appreciation of $2,319,080 and aggregate gross unrealized depreciation of $2,558,943.
See Notes to Financial Statements

ALGER GLOBAL GROWTH FUND
Schedule of Investments (Continued) January 31, 2016

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:
Alger Global Growth Fund (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of
Massachusetts. The Fund qualifies as an investment company as defined in the Financial
Accounting Standards Board Accounting Standards Codification 946-Financial Services –
Investment Companies. The Fund’s investment objective is long-term capital appreciation.
It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of companies in both developed and emerging market countries. The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the cost of its plan of distribution if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements, from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Fund will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate

Alger Global Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,580,018	$2,747,523	$831,668	$827
Consumer Staples	3,628,565	1,987,446	1,641,119	—
Energy	1,736,039	1,187,710	548,329	—
Financials	3,815,916	2,433,278	1,382,638	—
Health Care	4,264,663	3,728,418	536,245	—
Industrials	2,199,399	1,679,151	520,248	—
Information Technology	5,615,995	4,392,672	1,191,245	32,078
Materials	611,613	611,613	—	—
Telecommunication Services	1,331,400	1,145,945	185,455	—
Utilities	1,854,285	1,657,036	197,249	—
TOTAL COMMON STOCKS	$28,637,893	$21,570,792	$7,034,196	$32,905
PREFERRED STOCKS
Consumer Discretionary	22,511	—	—	22,511
Health Care	218,149	—	—	218,149
Information Technology	147,844	—	—	147,844
TOTAL PREFERRED STOCKS	$388,504	—	—	$388,504
REAL ESTATE INVESTMENT TRUST
Financials	384,090	384,090	—	—
SPECIAL PURPOSE VEHICLE
Financials	55,986	—	—	55,986
TOTAL INVESTMENTS IN
SECURITIES	$29,466,473	$21,954,882	$7,034,196	$477,395

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Global Growth Fund	Common Stocks
Opening balance at November 1, 2015	$29,411
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	3,494
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	32,905
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$3,494

Alger Global Growth Fund	Preferred Stocks
Opening balance at November 1, 2015	$371,725
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	16,779
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	388,504
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$16,779

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Special Purpose
Alger Global Growth Fund	Vehicle
Opening balance at November 1, 2015	$55,986
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	55,986
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$–

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of Jan 31, 2016. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobervable
	January 31, 2016	Methodology	Input	Input/ Range
Alger Global Growth Fund
Common Stocks	$32,905	Income	Income	22.5-40%
		Approach	Approach
Preferred Stocks	$388,504	Income	Income	10-40%
		Approach	Approach
Special Purpose Vehicle	$55,986	Cost	Purchase Price	Cost
		Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On January 31, 2016 there were no transfers of securities between Level 1, Level 2 and
Level 3

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2016, such assets are categorized within the disclosure hierarchy as follows:

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Global Growth Fund	$1,016,997	$ 1,016,997	—	—
Total	$1,016,997	$ 1,016,997	—	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options— The Fund seeks to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Fund purchases call options to increase its exposure to the stock market and also provide diversification of risk. The Fund purchases put options in order to protect from significant market declines that may occur over a short period of time.
The Fund can write covered call and cash secured put options to generate cash flows while reducing the volatility of the Fund’s portfolio. The cash flows may be an important source of the Fund’s return, although written call options may reduce the Fund’s ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Fund with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

The Fund’s option contracts were not subject to any rights of offset with any counterparty.
All of the Fund’s options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative transactions outstanding for the period ending January 31, 2016

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Fund because the Fund or its affiliates owned 5% or more of the company’s voting securities during all or part of the period ended January 31, 2016. Purchase and sale transactions and dividend income earned during the period were as follows:

	Shares at			Shares at		Value at
	October 31,			January 31,	Dividend	January 31,
Security	2015	Additions	Reductions	2016	Income	2016

ALGER GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Global Growth Fund
Common Stocks
Choicestream Inc.*	1,969	—	—	1,969	—	$827
Preferred Stocks
Choicestream, Inc.	53,598	—	—	53,598	—	22,511
Class A & Class B*
Prosetta Biosciences,	33,858	—	—	33,858	—	153,038
Inc.*

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger Global Growth Fund

By /s/Hal Liebes

Hal Liebes

President

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: March 30, 2016

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 30, 2016